Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital stock:
Capital stock	₩ 2,969,641	₩ 2,969,641
Hybrid bond	4,749,837	4,600,121
Capital surplus:
Share premium	11,352,744	11,352,744
Others	745,814	742,224
Capital surplus	12,098,558	12,094,968
Capital adjustments	(1,180,080)	(807,114)	₩ (658,664)
Accumulated other comprehensive income, net of tax:
Loss on financial assets at FVOCI	(3,752,987)	(2,314,518)
Equity in other comprehensive loss of associates	(11,035)	5,701
Foreign currency translation adjustments for foreign operations	152,539	296,489
Net loss from cash flow hedges	(169,697)	3,406
Remeasurement of net defined benefit liabilities (assets)	(348,506)	(354,087)
Changes in own credit risk on financial liabilities designated under fair value option	(4,468)	(5,569)
Net finance income on insurance contract assets (liabilities)	1,801,274	532,388
Net finance income on reinsurance contract assets (liabilities)	(141,933)	11,750
Accumulated other comprehensive income, net of tax	(2,474,813)	(1,824,440)	(1,074,453)
Retained earnings	41,796,129	39,020,580
Non-controlling interest	2,413,052	2,767,277
Total equity	60,372,324	58,821,033	₩ 56,321,865	₩ 53,423,558
Ordinary shares
Capital stock:
Capital stock	2,695,586	2,695,586
Preferred shares
Capital stock:
Capital stock	₩ 274,055	₩ 274,055